Intangible Assets - Summary of Movement of Intangible Assets and That of Their Related Accumulated Amortization (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Goodwill [Line Items]
Intangible assets	S/ 960,286	S/ 878,286	S/ 778,743
Additions	143,305	171,726	194,979
CAM Brazil Deconsolidation	(2,464)		(129)
Transfers from assets under construction (Note 17)	169	1,257	36,717
Transfers to accounts receivable			(2,278)
Disposals - net cost			(14,607)
Reclassifications			(3)
Amortization	(82,742)	(73,547)	(80,676)
Discontinued operations		(9,196)	(8,679)
Impairment	(49,609)	(54,308)
Translations adjustments	(1,394)	16,725	(25,781)
Intangible assets	940,070	960,286	878,286
Adexus S A [member]
Disclosure Of Goodwill [Line Items]
Acquisition of subsidiary - Adexus (Note 33 a)		33,133
Gross carrying amount [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	1,708,082	1,489,057	1,297,516
CAM Brazil Deconsolidation	(23,666)
Disposals - net cost		(3,790)
Intangible assets	1,816,278	1,708,082	1,489,057
Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	(747,796)	(610,771)	(518,773)
Intangible assets	(876,208)	(747,796)	(610,771)
Goodwill [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	144,520	170,232	180,149
Additions			5,418
Impairment	(20,068)	(38,680)
Translations adjustments	(4,124)	12,038	(15,335)
Intangible assets	116,804	144,520	170,232
Goodwill [member] | Adexus S A [member]
Disclosure Of Goodwill [Line Items]
Acquisition of subsidiary - Adexus (Note 33 a)		930
Goodwill [member] | Gross carrying amount [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	205,195	192,227	202,144
CAM Brazil Deconsolidation	(3,524)
Intangible assets	193,862	205,195	192,227
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	(60,675)	(21,995)	(21,995)
Intangible assets	(77,058)	(60,675)	(21,995)
Trademarks [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	93,666	96,534	102,618
Impairment	(29,541)	(15,628)
Translations adjustments	975	3,672	(6,084)
Intangible assets	65,100	93,666	96,534
Trademarks [member] | Adexus S A [member]
Disclosure Of Goodwill [Line Items]
Acquisition of subsidiary - Adexus (Note 33 a)		9,088
Trademarks [member] | Gross carrying amount [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	109,511	96,751	102,835
Intangible assets	110,486	109,511	96,751
Trademarks [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	(15,845)	(217)	(217)
Intangible assets	(45,386)	(15,845)	(217)
Service concession rights [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	517,760	417,893	291,679
Additions	64,171	118,222	165,149
CAM Brazil Deconsolidation	(537)
Transfers from assets under construction (Note 17)	(11,217)
Transfers to accounts receivable			(2,278)
Disposals - net cost			(10,923)
Reclassifications		5,258
Amortization	(24,609)	(19,646)	(18,436)
Discontinued operations		(8,560)	(7,247)
Translations adjustments	13	(102)	(51)
Intangible assets	528,227	517,760	417,893
Service concession rights [member] | Adexus S A [member]
Disclosure Of Goodwill [Line Items]
Acquisition of subsidiary - Adexus (Note 33 a)		6,090
Service concession rights [member] | Gross carrying amount [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	844,213	716,125	561,183
CAM Brazil Deconsolidation	(17,354)
Disposals - net cost		(1,395)
Intangible assets	879,289	844,213	716,125
Service concession rights [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	(326,453)	(298,232)	(269,504)
Intangible assets	(351,062)	(326,453)	(298,232)
Contractual relationships with customers [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	32,811	24,194	42,990
Additions	5,274
Transfers from assets under construction (Note 17)			(68)
Amortization	(4,189)	(4,376)	(14,697)
Translations adjustments	369	171	(4,031)
Intangible assets	34,265	32,811	24,194
Contractual relationships with customers [member] | Adexus S A [member]
Disclosure Of Goodwill [Line Items]
Acquisition of subsidiary - Adexus (Note 33 a)		12,822
Contractual relationships with customers [member] | Gross carrying amount [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	95,127	82,134	86,233
Intangible assets	100,640	95,127	82,134
Contractual relationships with customers [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	(62,316)	(57,940)	(43,243)
Intangible assets	(66,375)	(62,316)	(57,940)
Internally generated software and development costs [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	20,021	10,218	5,769
Additions	3,330	16,477	9,141
CAM Brazil Deconsolidation	(1,572)		(129)
Transfers from assets under construction (Note 17)	2,761		1,562
Reclassifications		345	188
Amortization	(8,091)	(7,407)	(4,601)
Discontinued operations		(636)	(1,432)
Translations adjustments	1,196	1,024	(280)
Intangible assets	17,624	20,021	10,218
Internally generated software and development costs [member] | Gross carrying amount [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	60,607	42,761	32,231
CAM Brazil Deconsolidation	(21)
Intangible assets	66,301	60,607	42,761
Internally generated software and development costs [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	(40,586)	(32,543)	(26,462)
Intangible assets	(48,677)	(40,586)	(32,543)
Costs of development of wells [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	108,722	134,263	131,330
Additions	49,698	17,772	11,842
Transfers from assets under construction (Note 17)	5,008		33,396
Reclassifications			(188)
Amortization	(46,695)	(40,918)	(42,117)
Intangible assets	116,733	108,722	134,263
Costs of development of wells [member] | Gross carrying amount [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	342,100	326,723	281,722
Disposals - net cost		(2,395)
Intangible assets	396,806	342,100	326,723
Costs of development of wells [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	(233,378)	(192,460)	(150,392)
Intangible assets	(280,073)	(233,378)	(192,460)
Development costs [member] | Gross carrying amount [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	3,623	3,623	3,623
Intangible assets	3,623	3,623	3,623
Development costs [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	(3,623)	(3,623)	(3,623)
Intangible assets	(3,623)	(3,623)	(3,623)
Land use right [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	13,288	13,288	13,288
Intangible assets	13,288	13,288	13,288
Land use right [member] | Gross carrying amount [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	13,288	13,288	13,288
Intangible assets	13,288	13,288	13,288
Other intangible assets [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	29,498	11,664	10,920
Additions	20,832	19,255	3,429
CAM Brazil Deconsolidation	(355)
Transfers from assets under construction (Note 17)	3,617	1,257	1,827
Disposals - net cost			(3,684)
Reclassifications		(5,603)	(3)
Amortization	(2,973)	(1,200)	(825)
Translations adjustments	177	(78)
Intangible assets	48,029	29,498	11,664
Other intangible assets [member] | Adexus S A [member]
Disclosure Of Goodwill [Line Items]
Acquisition of subsidiary - Adexus (Note 33 a)		4,203
Other intangible assets [member] | Gross carrying amount [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	34,418	15,425	14,257
CAM Brazil Deconsolidation	(2,767)
Intangible assets	51,983	34,418	15,425
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Goodwill [Line Items]
Intangible assets	(4,920)	(3,761)	(3,337)
Intangible assets	S/ (3,954)	S/ (4,920)	S/ (3,761)